Commitments and Contingencies	12 Months Ended
Aug. 26, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Leases
The Company has non-cancellable operating leases for nine buildings. The future commitments on the operating leases are as follows:

Successor (In thousands)	Future payments
2018	$2,294
2019	2,211
2020	2,161
2021	1,585
Thereafter	2,089
Total	$10,340

Rent expenses were $0.3 million for the successor period from July 7, 2017 through August 26, 2017 and $1.7 million for the predecessor period from August 28, 2016 through July 6, 2017, and $2.3 million, $1.5 million, and $2.1 million for the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014, respectively.

Litigation
The Company is a party to certain litigation and claims that are considered normal to the operations of the business. Management is of the opinion that the outcome of these actions will not have a material adverse effect on the Company’s consolidated financial statements.
Tax Receivable Agreement
Refer to Note 9. Income Taxes for detail on the Tax Receivable Agreement, which was contingent consideration at the time of the acquisition of Atkins.